Revenue from contracts with customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	$ 2,468	$ 2,194	$ 1,582
Europe
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	880	921	636
North America
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	621	502	346
Asia-Pacific
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	591	455	337
Central America
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	376	316	263
Tech and Games
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	1,148	999	617
Communications and Media
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	581	537	481
eCommerce and FinTech
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	285	259	171
Banking, Financial Services and Insurance
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	166	97	68
Travel and Hospitality
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	75	62	54
All others
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	$ 213	$ 240	$ 191